Operations Classified as Held for Sale	12 Months Ended
Dec. 31, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
Operations Classified as Held for Sale
Operations classified as held for sale
The breakdown of non-current assets classified as held for sale and liabilities associated at December 31, 2019 and December 1, 2018 is as follows:

2019
Millions of euros	Non-current assets as held for sale	Liabilities associated to non-current assets as held for sale
Telefónica Móviles El Salvador	327	136
Telefónica de Costa Rica	439	244
Other assets	52	—
Total	818	380

2018
Millions of euros	Non-current assets as held for sale	Liabilities associated to non-current assets as held for sale
Antares	793	661
Telefónica Móviles Guatemala	376	105
Telefónica Móviles El Salvador	234	71
Other assets	89	—
Total	1,492	837

On January 24, 2019, Telefónica Centroamérica Inversiones, S.L. (60% of which is owned by Telefónica and 40% by Corporación Multi Inversiones) reached an agreement with América Móvil, S.A.B. of C.V. for the sale of the entire share capital of Telefónica Móviles Guatemala and 99.3% of Telefónica Móviles El Salvador. At December 31, 2019, the closing of the Telefónica El Salvador sale is pending approval by the competition authority while the closing of the sale of Telefónica Móviles Guatemala took place the same day (see Note 2).
On February 20, 2019 Telefónica reached an agreement for the sale of the entire share capital of Telefónica de Costa Rica, Telefónica Móviles Panamá and Telefonía Celular de Nicaragua. At December 31, 2019, the closing of the Telefónica de Costa Rica sale is pending approval by the competition authority. After obtaining the relevant regulatory approvals, the capital of Telefonía Celular de Nicaragua, S.A. and Telefónica Móviles Panamá, S.A. were transferred on May 16, 2019 and on August 29, 2019, respectively (see Note 2).
On November 8, 2018, Telefónica reached an agreement with Grupo Catalana Occidente for the sale of 100% of Antares, for a total amount of 161 million euros. At December 31, 2018, the assets corresponding to Antares were classified as non-current assets held for sale and the liabilities as liabilities associated with non-current assets classified as held for sale. On February 14, 2019, after obtaining the relevant regulatory approvals, the sale was concluded (see Note 2).

The breakdown of non-current assets classified as held for sale and liabilities associated of Telefónica de Costa Rica and Telefónica Móviles El Salvador at December 31, 2019 is as follows:

2019
Millions of euros	T. Costa Rica	T. El Salvador
Non-current assets	352	279
Intangible assets	72	34
Goodwill	—	63
Property, plant and equipment	100	124
Rights of use	139	53
Financial assets and other non-current assets	13	3
Deferred tax assets	28	2
Current assets	87	48
Inventories	9	4
Receivables and other current assets	61	31
Tax receivables	4	2
Other current financial assets	—	2
Cash and cash equivalents	13	9
Non-current liabilities	166	69
Non-current financial liabilities	—	13
Non-current lease liabilities	104	35
Payable and other non-current liabilities	—	1
Deferred tax liabilities	58	15
Non-current provisions	4	5
Current liabilities	78	67
Current financial liabilities	—	23
Current lease liabilities	19	11
Payables and other current liabilities	47	32
Tax payables	12	1
The breakdown of non-current assets classified as held for sale and liabilities associated of Antares, Telefónica Móviles Guatemala and Telefónica Móviles El Salvador at December 31, 2018 is as follows:

2018
Millions of euros	Antares	T. Guatemala	T. El Salvador
Non-current assets	635	326	184
Intangible assets	1	44	30
Goodwill	—	123	60
Property, plant and equipment	—	157	91
Financial assets and other non-current assets	634	2	2
Deferred tax assets	—	—	1
Current assets	158	50	50
Inventories	—	9	7
Receivables and other current assets	10	25	30
Tax receivables	—	9	3
Other current financial assets	52	—	2
Cash and cash equivalents	96	7	8
Non-current liabilities	656	45	11
Non-current financial liabilities	—	19	—
Payable and other non-current liabilities	—	—	1
Deferred tax liabilities	1	13	5
Non-current provisions	655	13	5
Current liabilities	5	60	60
Current financial liabilities	—	5	18
Payables and other current liabilities	4	52	39
Tax payables	—	3	3
Current provisions	1	—	—